SCHEDULE OF ESTIMATED USEFUL LIVES OF THE PLAN AND EQUIPMENT (Details)	Dec. 31, 2023
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated life	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated life	5 years